John Hancock
Retirement Income 2040 Fund
Quarterly portfolio holdings 9/30/2021

Fund’s investments
As of 9-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 52.2%				$13,279,368
(Cost $12,923,057)
U.S. Government 52.2%				13,279,368
U.S. Treasury
Bond	1.375	11-15-40	170,000	152,708
Bond	3.500	02-15-39	494,000	615,879
Bond	3.875	08-15-40	225,000	295,031
Bond	4.250	05-15-39	280,000	381,675
Bond	4.250	11-15-40	265,000	364,220
Bond	4.375	02-15-38	336,000	459,913
Bond	4.375	11-15-39	555,000	769,109
Bond	4.500	02-15-36	1,060,000	1,448,429
Bond	4.500	05-15-38	740,000	1,028,224
Bond	4.625	02-15-40	290,000	414,507
Bond	4.750	02-15-37	545,000	769,153
Bond	5.000	05-15-37	530,000	767,796
Bond	5.250	02-15-29	70,000	89,368
Bond	5.375	02-15-31	555,000	747,082
Bond	5.500	08-15-28	275,000	351,441
Bond	6.125	08-15-29	25,000	33,976
Bond	6.250	05-15-30	6,000	8,370
Bond	6.500	11-15-26	70,000	89,255
Bond	6.625	02-15-27	180,000	232,657
Note	0.125	12-31-22	115,000	114,964
Note	0.125	07-15-23	16,000	15,967
Note	0.250	10-31-25	80,000	78,166
Note	0.375	09-30-27	230,000	219,470
Note	0.500	03-31-25	70,000	69,612
Note	0.625	12-31-27	115,000	110,948
Note	0.625	08-15-30	25,000	23,257
Note	0.750	01-31-28	130,000	126,237
Note	0.875	11-15-30	140,000	132,858
Note	1.125	02-15-31	145,000	140,446
Note	1.500	01-15-23	50,000	50,869
Note	1.500	11-30-24	155,000	159,535
Note	1.625	12-31-21	200,000	200,780
Note	1.625	08-15-29	145,000	147,685
Note	1.750	12-31-26	65,000	67,399
Note	1.750	11-15-29	230,000	236,361
Note	1.875	06-30-26	185,000	193,000
Note	2.000	10-31-22	70,000	71,430
Note	2.000	02-15-25	320,000	334,713
Note	2.250	12-31-23	450,000	469,125
Note	2.250	03-31-26	45,000	47,679
Note	2.250	11-15-27	135,000	143,506
Note	2.375	01-31-23	70,000	72,067
Note	2.500	02-15-22	225,000	227,057
Note	2.625	02-15-29	180,000	196,256
Note	2.750	02-15-24	330,000	348,563
Note	2.750	02-15-28	125,000	136,753
Note	2.875	11-30-25	50,000	54,182

Note	2.875	05-15-28	65,000	71,690
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 35.5%				$9,043,221
(Cost $7,997,325)
Communication services 5.9%				1,512,470
Diversified telecommunication services 2.7%
AT&T, Inc.	2.550	12-01-33	97,000	95,430
AT&T, Inc.	4.500	05-15-35	90,000	105,358
AT&T, Inc.	5.350	09-01-40	50,000	62,843
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	81,750
Verizon Communications, Inc.	4.400	11-01-34	80,000	94,742
Verizon Communications, Inc.	4.500	08-10-33	115,000	136,931
Verizon Communications, Inc.	5.250	03-16-37	75,000	96,995
Entertainment 0.3%
Activision Blizzard, Inc.	1.350	09-15-30	90,000	83,412
Media 2.6%
Charter Communications Operating LLC	5.375	04-01-38	75,000	90,501
Charter Communications Operating LLC	6.384	10-23-35	80,000	105,192
Comcast Corp.	4.250	01-15-33	130,000	151,966
Comcast Corp.	6.500	11-15-35	55,000	78,938
Comcast Corp.	7.050	03-15-33	75,000	108,625
ViacomCBS, Inc.	5.500	05-15-33	105,000	132,709
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.000	02-15-41	90,000	87,078
Consumer discretionary 2.1%				522,827
Auto components 0.3%
Magna International, Inc.	2.450	06-15-30	65,000	66,010
Automobiles 0.3%
General Motors Company	6.600	04-01-36	55,000	73,830
Hotels, restaurants and leisure 0.7%
Expedia Group, Inc.	3.250	02-15-30	80,000	82,736
McDonald’s Corp.	6.300	03-01-38	60,000	85,718
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	63,718
eBay, Inc.	3.450	08-01-24	70,000	74,774
Specialty retail 0.3%
Lowe’s Companies, Inc.	5.000	04-15-40	60,000	76,041
Consumer staples 2.1%				525,922
Beverages 1.4%
Anheuser-Busch Companies LLC	4.700	02-01-36	85,000	102,717
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	57,273
Diageo Capital PLC	2.000	04-29-30	100,000	99,612
PepsiCo, Inc.	1.625	05-01-30	100,000	97,972
Food and staples retailing 0.4%
Costco Wholesale Corp.	1.750	04-20-32	100,000	98,050
Household products 0.3%
The Procter & Gamble Company	3.550	03-25-40	60,000	70,298
Energy 4.1%				1,034,573
Oil, gas and consumable fuels 4.1%
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	59,845
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	71,872
ConocoPhillips	5.900	10-15-32	80,000	106,161
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP	3.900	07-15-26	60,000	$65,504
Energy Transfer LP	6.050	06-01-41	50,000	62,031
Energy Transfer LP	7.500	07-01-38	45,000	62,507
EOG Resources, Inc.	3.900	04-01-35	85,000	96,258
Exxon Mobil Corp.	3.043	03-01-26	55,000	59,360
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	96,349
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	62,253
Shell International Finance BV	4.125	05-11-35	55,000	64,877
Suncor Energy, Inc.	5.950	05-15-35	50,000	64,982
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	100,124
Valero Energy Corp.	7.500	04-15-32	45,000	62,450
Financials 5.5%				1,402,444
Banks 2.8%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	120,522
Citigroup, Inc.	6.000	10-31-33	85,000	111,241
Citigroup, Inc.	6.625	06-15-32	80,000	107,456
HSBC Holdings PLC	7.625	05-17-32	75,000	105,252
JPMorgan Chase & Co.	5.500	10-15-40	80,000	109,533
JPMorgan Chase & Co.	6.400	05-15-38	60,000	87,311
U.S. Bancorp	2.950	07-15-22	70,000	71,360
Capital markets 1.1%
Morgan Stanley	3.125	07-27-26	100,000	107,628
Morgan Stanley	7.250	04-01-32	70,000	101,600
S&P Global, Inc.	1.250	08-15-30	90,000	84,707
Insurance 1.6%
American International Group, Inc.	3.875	01-15-35	95,000	107,339
Lincoln National Corp.	3.800	03-01-28	50,000	55,664
MetLife, Inc.	6.500	12-15-32	50,000	70,277
Prudential Financial, Inc.	3.905	12-07-47	63,000	73,034
The Travelers Companies, Inc.	6.750	06-20-36	60,000	89,520
Health care 3.6%				925,998
Biotechnology 1.3%
AbbVie, Inc.	4.500	05-14-35	60,000	71,722
AbbVie, Inc.	4.550	03-15-35	90,000	107,857
Biogen, Inc.	2.250	05-01-30	100,000	99,463
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	59,839
Health care providers and services 1.1%
CVS Health Corp.	4.780	03-25-38	100,000	122,614
CVS Health Corp.	4.875	07-20-35	65,000	78,963
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	74,542
Pharmaceuticals 1.2%
Johnson & Johnson	4.375	12-05-33	85,000	104,562
Merck & Company, Inc.	3.900	03-07-39	60,000	70,018
Pfizer, Inc.	3.400	05-15-24	55,000	59,005
Wyeth LLC	5.950	04-01-37	55,000	77,413
Industrials 3.4%				863,569
Aerospace and defense 1.5%
Lockheed Martin Corp.	4.500	05-15-36	60,000	74,334
Raytheon Technologies Corp.	4.450	11-16-38	50,000	60,542
Raytheon Technologies Corp.	5.700	04-15-40	65,000	88,862
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	2.950	02-01-30	60,000	$61,176
The Boeing Company	3.600	05-01-34	80,000	83,594
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	61,575
Industrial conglomerates 0.4%
General Electric Company	6.750	03-15-32	70,000	95,751
General Electric Company	6.875	01-10-39	7,000	10,432
Road and rail 0.6%
Canadian Pacific Railway Company	2.050	03-05-30	95,000	93,819
CSX Corp.	6.000	10-01-36	45,000	62,410
Trading companies and distributors 0.7%
GATX Corp.	4.000	06-30-30	80,000	89,258
International Lease Finance Corp.	8.625	01-15-22	80,000	81,816
Information technology 2.7%				697,093
IT services 0.3%
Fidelity National Information Services, Inc.	2.250	03-01-31	70,000	69,482
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc.	4.300	11-15-32	80,000	89,651
Micron Technology, Inc.	4.663	02-15-30	65,000	75,026
NVIDIA Corp.	2.850	04-01-30	65,000	69,654
Software 1.1%
Microsoft Corp.	2.525	06-01-50	22,000	21,170
Microsoft Corp.	3.500	02-12-35	65,000	74,845
Microsoft Corp.	4.100	02-06-37	38,000	46,353
Microsoft Corp.	4.200	11-03-35	55,000	67,563
ServiceNow, Inc.	1.400	09-01-30	75,000	70,344
Technology hardware, storage and peripherals 0.4%
Dell International LLC	6.020	06-15-26	95,000	113,005
Materials 1.8%				464,972
Chemicals 0.5%
Linde, Inc.	3.200	01-30-26	45,000	48,700
The Dow Chemical Company	2.100	11-15-30	75,000	74,305
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	76,923
Metals and mining 0.7%
Newmont Corp.	2.250	10-01-30	70,000	69,632
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	68,183
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	45,000	49,185
Paper and forest products 0.3%
Georgia-Pacific LLC	8.875	05-15-31	50,000	78,044
Real estate 1.4%				358,428
Equity real estate investment trusts 1.4%
Crown Castle International Corp.	4.300	02-15-29	120,000	136,182
Duke Realty LP	1.750	07-01-30	70,000	67,142
Equinix, Inc.	2.150	07-15-30	85,000	83,358
Regency Centers LP	3.700	06-15-30	65,000	71,746
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

	Rate (%)	Maturity date	Par value^	Value
Utilities 2.9%				$734,925
Electric utilities 2.4%
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	101,798
Florida Power & Light Company	5.950	02-01-38	60,000	85,063
MidAmerican Energy Company	5.750	11-01-35	70,000	94,095
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	60,616
PacifiCorp	5.250	06-15-35	55,000	70,076
Virginia Electric & Power Company	6.350	11-30-37	85,000	121,746
Xcel Energy, Inc.	6.500	07-01-36	45,000	63,932
Multi-utilities 0.5%
CenterPoint Energy, Inc.	4.250	11-01-28	50,000	56,966
Dominion Energy, Inc.	6.300	03-15-33	60,000	80,633

	Shares	Value
Affiliated investment companies (A) 11.5%		$2,933,002
(Cost $2,195,645)
Equity 11.5%		2,933,002
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	204,533	2,933,002

	Yield (%)	Shares	Value
Short-term investments 0.4%			$93,346
(Cost $93,346)
Short-term funds 0.4%			93,346
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(C)	93,346	93,346

Total investments (Cost $23,209,373) 99.6%	$25,348,937
Other assets and liabilities, net 0.4%	99,661
Total net assets 100.0%	$25,448,598

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-21.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2021, by major security category or type:
	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$13,279,368	—	$13,279,368	—
Corporate bonds	9,043,221	—	9,043,221	—
Affiliated investment companies	2,933,002	$2,933,002	—	—
Short-term investments	93,346	93,346	—	—
Total investments in securities	$25,348,937	$3,026,348	$22,322,589	—
Investment in affiliated underlying funds. The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	204,533	$2,882,900	$266,010	$(528,561)	$73,029	$239,624	—	—	$2,933,002
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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